Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Selling, general and administrative expenses
2.3 Selling, general and administrative expenses

	Year ended December 31,
(CHF in millions)	2023	2022	2021

Distribution expenses	(239.5)	(151.0)	(96.4)
Selling expenses	(133.3)	(85.5)	(52.6)
Marketing expenses	(195.8)	(130.2)	(100.5)
Share-based compensation	(31.8)	(33.8)	(198.5)
General and administrative expenses	(286.6)	(199.3)	(123.3)
Selling, general and administrative expenses	(887.0)	(599.8)	(571.4)

In 2023, selling, general and administrative expenses include depreciation and amortization of non-current assets in the amount of CHF 57.1 million (2022: CHF 40.0 million, 2021: CHF 28.7 million). In addition, depreciation charges for production tools in the amount of CHF 7.7 million (2022: CHF 6.4 million, 2021: CHF 2.7 million) are reported in cost of sales.
Total personnel expenses, excluding any costs related to share-based compensation, amount to CHF 206.6 million in 2023, CHF 142.1 million in 2022 and CHF 87.3 million in 2021, respectively.